Leases - Schedule of Components of Lease Expense (Detail) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Mar. 31, 2020	Mar. 31, 2020
Lease Cost[Abstract]
Operating lease cost	$ 12	$ 26
Short-term lease cost	0	0
Variable lease cost	2	5
Sublease income	0	0
Total lease cost	$ 14	$ 31